Note 12 - Stock-based Compensation Plan - Allocation of Share-based Compensation Expense (Details) - Restricted Stock [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Allocation of Share-based Compensation Expense	$ 269	$ 119
Cost of Sales [Member]
Allocation of Share-based Compensation Expense	10	10
Selling and Marketing Expense [Member]
Allocation of Share-based Compensation Expense	6	5
Research and Development Expense [Member]
Allocation of Share-based Compensation Expense	11	10
General and Administrative Expense [Member]
Allocation of Share-based Compensation Expense	$ 242	$ 94